UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            February 14, 2011

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total:  $2,808,201 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acme Packet, Inc.              COM              004764106    33472   629650 SH       SOLE                   297050            332600
Alliance Data Systems Corporat COM              018581108    52147   734150 SH       SOLE                   336850            397300
Altera Corporation             COM              021441100    57995  1630000 SH       SOLE                   766400            863600
Amazon.com, Inc.               COM              023135106   146224   812355 SH       SOLE                   394815            417540
American Superconductor Corpor COM              030111108    41480  1450850 SH       SOLE                   696400            754450
Apple Inc.                     COM              037833100   113551   352030 SH       SOLE                   170253            181777
Aruba Networks, Inc.           COM              043176106    14981   717500 SH       SOLE                   360600            356900
Baidu, Inc.                    COM              056752108    40461   419150 SH       SOLE                   215700            203450
Berry Petroleum Company        COM              085789105    14001   320400 SH       SOLE                   143900            176500
BlackRock, Inc.                COM              09247X101    72475   380288 SH       SOLE                   178867            201421
Blue Nile, Inc.                COM              09578R103    60437  1059191 SH       SOLE                   550691            508500
Broadcom Corporation           COM              111320107    58013  1332100 SH       SOLE                   636400            695700
Celgene Corporation            COM              151020104    55845   944289 SH       SOLE                   448217            496072
ChinaCache Int'l Holdings Ltd. COM              16950M107      992    47700 SH       SOLE                    32400             15300
Coach, Inc.                    COM              189754104    37505   678083 SH       SOLE                   321733            356350
Cognizant Technology Solutions COM              192446102   159930  2182150 SH       SOLE                  1043700           1138450
Concur Technologies, Inc.      COM              206708109    27442   528450 SH       SOLE                   248050            280400
Constant Contact, Inc.         COM              210313102     1202    38800 SH       SOLE                    21500             17300
Cree, Inc.                     COM              225447101    71006  1077650 SH       SOLE                   502900            574750
Deckers Outdoor Corporation    COM              243537107    49168   616600 SH       SOLE                   285500            331100
Dendreon Corporation           COM              24823Q107    14022   401550 SH       SOLE                   184150            217400
Energy XXI (Bermuda) Limited   COM              G10082140    16982   613750 SH       SOLE                   276400            337350
Expeditors Int'l of Washington COM              302130109    40783   746950 SH       SOLE                   361800            385150
F5 Networks, Inc.              COM              315616102   115682   888766 SH       SOLE                   426366            462400
Financial Engines, Inc.        COM              317485100      307    15500 SH       SOLE                                      15500
First Solar, Inc.              COM              336433107    43802   336577 SH       SOLE                   161827            174750
Forest Oil Corporation         COM              346091705    74079  1950975 SH       SOLE                   922425           1028550
Fortinet, Inc.                 COM              34959E109     1233    38100 SH       SOLE                    21000             17100
Google Inc.                    COM              38259P508   137682   231799 SH       SOLE                   112904            118895
Greenhill & Co., Inc.          COM              395259104    26452   323850 SH       SOLE                   152916            170934
HMS Holdings Corp.             COM              40425J101    29877   461280 SH       SOLE                   216130            245150
Hawaiian Holdings, Inc.        COM              419879101      592    75500 SH       SOLE                      900             74600
Helix Biomedix Inc.            COM              423287309       11    38400 SH       SOLE                    38400
Human Genome Sciences, Inc.    COM              444903108    14710   615750 SH       SOLE                   289150            326600
IDEXX Laboratories, Inc.       COM              45168D104    26075   376700 SH       SOLE                   173900            202800
IPC The Hospitalist Company, I COM              44984A105      300     7700 SH       SOLE                                       7700
Illumina, Inc.                 COM              452327109      285     4500 SH       SOLE                                       4500
IntraLinks Holdings, Inc.      COM              46118H104     1302    69600 SH       SOLE                    44000             25600
Intuitive Surgical, Inc.       COM              46120E602    58009   225058 SH       SOLE                   105488            119570
LogMeIn, Inc.                  COM              54142L109     1022    23050 SH       SOLE                    12250             10800
MSCI Inc.                      COM              55354G100    13885   356400 SH       SOLE                   159100            197300
MakeMyTrip Limited             COM              V5633W109     2203    81500 SH       SOLE                    51700             29800
Medco Health Solutions, Inc.   COM              58405U102    45652   745100 SH       SOLE                   345500            399600
MercadoLibre, Inc.             COM              58733R102    58914   883990 SH       SOLE                   426240            457750
Meru Networks, Inc.            COM              59047Q103      163    10600 SH       SOLE                                      10600
NII Holdings, Inc.             COM              62913F201    56739  1270467 SH       SOLE                   603767            666700
Nektar Therapeutics            COM              640268108      252    19600 SH       SOLE                     6900             12700
Netflix, Inc.                  COM              64110L106    70939   403750 SH       SOLE                   194500            209250
Nordstrom, Inc.                COM              655664100    44797  1057033 SH       SOLE                   503433            553600
OpenTable, Inc.                COM              68372A104    49616   703975 SH       SOLE                   345775            358200
Portfolio Recovery Associates, COM              73640Q105    48636   646750 SH       SOLE                   300000            346750
Precision Castparts Corp.      COM              740189105    57254   411275 SH       SOLE                   223775            187500
QUALCOMM Incorporated          COM              747525103   123208  2489550 SH       SOLE                  1202900           1286650
Qlik Technologies Inc.         COM              74733T105      352    13600 SH       SOLE                                      13600
Rubicon Technology, Inc.       COM              78112T107    14938   708650 SH       SOLE                   317700            390950
SPDR Trust Series 1            COM              78462F103      283     2252 SH       SOLE                     2252
SXC Health Solutions Corp.     COM              78505P100    14740   343900 SH       SOLE                   158100            185800
Salix Pharmaceuticals, Ltd.    COM              795435106    38613   822250 SH       SOLE                   381650            440600
Shaw Group Inc.                COM              820280105    28442   830900 SH       SOLE                   386900            444000
Skyworks Solutions, Inc.       COM              83088M102     1463    51100 SH       SOLE                                      51100
Tesla Motors, Inc.             COM              88160R101    31258  1173800 SH       SOLE                   565100            608700
Urban Outfitters, Inc.         COM              917047102    35846  1001000 SH       SOLE                   465500            535500
VanceInfo Technologies Inc.    COM              921564100     1926    55769 SH       SOLE                    32469             23300
Verizon Communications Inc.    COM              92343V104      500    13963 SH       SOLE                    13763               200
Vertex Pharmaceuticals Incorpo COM              92532F100    13346   381000 SH       SOLE                   173700            207300
Vistaprint N.V.                COM              N93540107    97794  2125967 SH       SOLE                  1021567           1104400
WebMD Health Corp.             COM              94770V102      817    16000 SH       SOLE                    14500              1500
Whiting Petroleum Corporation  COM              966387102    75853   647265 SH       SOLE                   295475            351790
hhgregg, Inc.                  COM              42833L108      314    15000 SH       SOLE                                      15000
lululemon athletica inc.       COM              550021109    47249   690570 SH       SOLE                   317770            372800
priceline.com Incorporated     COM              741503403    77121   193020 SH       SOLE                    94415             98605
tw telecom inc.                COM              87311L104    43551  2554300 SH       SOLE                  1222300           1332000